LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Loans, Net [Abstract]
Disclosure of detailed information about loans and advances [text block]
a)	This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Direct loans -
Loans	86,898,040	77,712,186
Leasing receivables	6,322,477	7,401,018
Credit cards	7,847,038	6,880,017
Discounted notes	2,313,478	1,999,099
Factoring receivables	1,923,456	1,722,436
Advances and overdrafts in current account	255,027	113,630
Refinanced loans	1,281,360	915,493
Restructured loans	127	121
Total direct loans	106,841,003	96,744,000

Internal overdue loans and under legal collection loans	3,119,621	3,020,914
	109,960,624	99,764,914
Add (less) -
Accrued interest	865,168	779,684
Unearned interest	(66,402)	(66,823)
Total direct loans	110,759,390	100,477,775
Allowance for loan losses (d)	(4,952,392)	(4,500,498)
Total direct loans, net	105,806,998	95,977,277

Indirect loans, Note 20(a)	20,774,271	19,369,559

Disclosure of detailed information about classification of direct loans [text block]
b)	Gross balance of loan portfolio and due from customers on acceptances segregated by stages is as follows

Stage 1	Balance at			Transfer	Transfer	Transfers				Exchange	Balance at
	January 1rst,	Transfer to	Transfer to	from	from	between classes	New loans and		Sale of loan	differences	December
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	of loans	liquidation, net	Write-offs	portfolio	and others	31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	70,538,767	(2,216,860)	(187,558)	807,179	18,884	379,440	4,184,442	(7,895)	–	693,669	74,210,068
Residential mortgage loans	14,119,221	(416,937)	(159,561)	151,660	11,333	14,782	2,216,512	(126)	(70)	112,296	16,049,110
Micro-business loans	11,561,250	(612,647)	(325,773)	412,930	13,543	(360,158)	1,664,637	(152,431)	–	34,789	12,236,140
Consumer loans	9,333,443	(654,148)	(203,805)	453,760	21,458	(34,064)	1,911,174	(144,796)	–	29,849	10,712,871
Total	105,552,681	(3,900,592)	(876,697)	1,825,529	65,218	–	9,976,765	(305,248)	(70)	870,603	113,208,189

Stage 2	Balance at			Transfer	Transfer	Transfers				Exchange	Balance at
	January 1rst,	Transfer to	Transfer to	from	from	between classes	New loans and		Sale of loan	Differences	December
Loans by class	2018	Stage 1	Stage 3	Stage 1	Stage 3	of loans	liquidation, net	Write-offs	portfolio	and others	31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,549,605	(807,179)	(306,268)	2,216,860	16,587	45,734	2,769,685	(4,795)	–	49,877	7,530,106
Residential mortgage loans	569,685	(151,660)	(123,255)	416,937	6,586	240	1,302	(142)	(218)	43,074	762,549
Micro-business loans	1,986,325	(412,930)	(205,492)	612,647	8,582	(45,172)	176,717	(156,322)	–	706	1,965,061
Consumer loans	1,764,494	(453,760)	(199,903)	654,148	24,345	(802)	331,516	(200,315)	–	481	1,920,204
Total	7,870,109	(1,825,529)	(834,918)	3,900,592	56,100	–	3,279,220	(361,574)	(218)	94,138	12,177,920

Stage 3	Balance at			Transfer	Transfer	Transfers				Exchange	Balance at
	January 1rst,	Transfer to	Transfer to	from	from	between classes	New loans and		Sale of loan	Differences	December
Loans by class	2018	Stage 1	Stage 2	Stage 1	Stage 2	of loans	liquidation, net	Write-offs	portfolio	and others	31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,253,560	(18,884)	(16,587)	187,558	306,268	(33,127)	(156,568)	(102,350)	(57,956)	36,986	3,398,900
Residential mortgage loans	862,645	(11,333)	(6,586)	159,561	123,255	353	(116,995)	(11,115)	(49,908)	9,156	959,033
Micro-business loans	1,295,025	(13,543)	(8,582)	325,773	205,492	32,923	(151,256)	(357,753)	(75,916)	5,793	1,257,956
Consumer loans	832,487	(21,458)	(24,345)	203,805	199,903	(149)	(74,552)	(402,837)	(13,843)	1,854	700,865
Total	6,243,717	(65,218)	(56,100)	876,697	834,918	–	(499,371)	(874,055)	(197,623)	53,789	6,316,754

Consolidated 3 Stages	Balance at	Transfers				Exchange	Balance at
	January 1rst,	between classes	New loans and		Sale of loan	Differences	December
Loans by class	2018	of loans	liquidation, net	Write-offs	portfolio	and others	31, 2018 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	77,341,932	392,047	6,797,559	(115,040)	(57,956)	780,532	85,139,074
Residential mortgage loans	15,551,551	15,375	2,100,819	(11,383)	(50,196)	164,526	17,770,692
Micro-business loans	14,842,600	(372,407)	1,690,098	(666,506)	(75,916)	41,288	15,459,157
Consumer loans	11,930,424	(35,015)	2,168,138	(747,948)	(13,843)	32,184	13,333,940
Total	119,666,507	–	12,756,614	(1,540,877)	(197,911)	1,018,530	131,702,863

(*)	Movement of gross balance of loan portfolio includes the balance of direct and indirect loans and banker’s acceptances for approximately S/109,960.6 million, S/20,774.3 million and S/968.0 million, respectively, at December 31, 2018 (approximately S/99,764.9 million, S/19,369.6 million and S/532.0 million, respectively, at January 1, 2018). Banker’s acceptances are included in “Banker’s acceptances outstanding " caption of the consolidated statement of financial position.

Disclosure of Allowance for Credit Losses on Financial instruments [Table Text Block]
d)	At December 31, 2018, the allowance for loan losses for direct and indirect loans was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct and indirect loans:

Stage 1	Restated					Transfers	New loans
	balance at			Transfer	Transfer	between	and	Changes in		Sale of	Exchange	Balance at
Loans by class	January 1, 2018	Transfer to Stage 2	Transfer to Stage 3	from Stage 2	from Stage 3	classes of loans	liquidation, net	PDs, LGDs, EADs	Write-offs	loan portfolio	differences and others	December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	280,211	(13,311)	(6,647)	16,464	10,864	5,238	30,376	(5,007)	(7,972)	–	1,551	311,767
Residential mortgage loans	18,614	(1,716)	(817)	2,565	5,556	449	7,674	(1,114)	(142)	–	410	31,479
Micro-business loans	350,134	(27,116)	(17,238)	46,522	13,148	(5,634)	68,232	86,904	(178,657)	–	6,224	342,519
Consumer loans	356,938	(29,407)	(9,568)	91,969	19,765	(53)	38,423	(43,030)	(149,573)	–	555	276,019
Total	1,005,897	(71,550)	(34,270)	157,520	49,333	–	144,705	37,753	(336,344)	–	8,740	961,784

Stage 2	Restated					Transfers	New loans
	balance at			Transfer	Transfer	between	and	Changes in		Sale of	Exchange	Balance at
Loans by class	January 1, 2018	Transfer to Stage 1	Transfer to Stage 3	from Stage 1	from Stage 3	classes of loans	liquidation, net	PDs, LGDs, EADs	Write-offs	loan portfolio	differences and others	December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	99,004	(16,464)	(20,602)	13,311	13,696	(254)	34,236	33,375	(4,952)	–	649	151,999
Residential mortgage loans	13,747	(2,565)	(2,945)	1,716	3,201	7	1,761	7,296	(144)	–	330	22,404
Micro-business loans	281,227	(46,522)	(43,715)	27,116	7,817	378	42,058	168,748	(176,095)	–	2,581	263,593
Consumer loans	507,726	(91,969)	(53,473)	29,407	22,834	(131)	57,606	231,922	(203,471)	–	84	500,535
Total	901,704	(157,520)	(120,735)	71,550	47,548	–	135,661	441,341	(384,662)	–	3,644	938,531

Stage 3	Restated					Transfers	New loans
	balance at			Transfer	Transfer	between	and	Changes in		Sale of	Exchange	Balance at
Loans by class	January 1, 2018	Transfer to Stage 1	Transfer to Stage 2	from Stage 1	from Stage 2	classes of loans	liquidation, net	PDs, LGDs, EADs	Write-offs	loan portfolio	differences and others	December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,259,257	(10,864)	(13,696)	6,647	20,602	(34,932)	37,701	294,960	(102,442)	(48,442)	(53,429)	1,355,362
Residential mortgage loans	411,087	(5,556)	(3,201)	817	2,945	302	(45,198)	142,064	(11,478)	(32,089)	10,593	470,286
Micro-business loans	1,001,287	(13,148)	(7,817)	17,238	43,715	34,709	13,267	296,807	(340,693)	(67,682)	1,610	979,293
Consumer loans	684,728	(19,765)	(22,834)	9,568	53,473	(79)	21,316	294,521	(406,577)	(10,338)	5,262	609,275
Total	3,356,359	(49,333)	(47,548)	34,270	120,735	–	27,086	1,028,352	(861,190)	(158,551)	(35,964)	3,414,216

Consolidated 3 Stages					Credit loss of the period
	Balance at	Effect of	Restated	Transfers	New loans	Changes in		Sale of	Exchange	Balance at
	December	adopting	balance at	between	and	PDs, LGDs,		loan	differences	December
Loans by class	31, 2017	IFRS 9	January 1,	classes of	liquidation,	EADs	Write-offs	portfolio	and others	31, 2018 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,680,126	(41,653)	1,638,473	(29,948)	102,313	323,328	(115,366)	(48,442)	(51,229)	1,819,129
Residential mortgage loans	228,287	215,161	443,448	758	(35,763)	148,246	(11,764)	(32,089)	11,333	524,169
Micro-business loans	1,476,578	156,069	1,632,647	29,453	123,557	552,459	(695,445)	(67,682)	10,415	1,585,404
Consumer loans	1,558,017	(8,625)	1,549,392	(263)	117,345	483,413	(759,621)	(10,338)	5,901	1,385,829
Total	4,943,008	320,952	5,263,960	–	307,452	1,507,446	(1,582,196)	(158,551)	(23,580)	5,314,531

(*)	The movement in the allowance for loan losses of the period 2018 includes the allowance for direct and indirect loans for approximately S/4,952.4 million y S/362.1 million, respectively. The allowance for indirect loan losses is included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2018 has been established in accordance with IFRS 9 and is sufficient to cover incurred losses on the loan portfolio.

Disclosure of detailed information about the movement in the allowance for loan losses [text block]
As of December 31, 2017 and 2016, the allowance for loan losses for direct and indirect loans was determined under incurred credit losses model as established in the IAS 39. The movement in the allowance for loan losses is shown below for direct and indirect loans:

Loans by class	Balance as of December 31, 2016	Provision for loan losses	Loan portfolio written-off	Exchange differences and others	Balance as of December 31, 2017 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Commercial loans	1,235,970	737,929	(217,160)	(76,613)	1,680,126
Residential mortgage loans	193,385	50,663	(10,662)	(5,099)	228,287
Micro-business loans	1,353,168	576,931	(437,594)	(15,927)	1,476,578
Consumer loans	1,634,169	691,955	(760,785)	(7,322)	1,558,017
Total	4,416,692	2,057,478	(1,426,201)	(104,961)	4,943,008

Loans by class	Balance as of December 31, 2015	Provision for loan losses	Loan portfolio written-off	Exchange differences and others	Balance as of December 31, 2016 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Commercial loans	1,197,713	245,553	(143,871)	(63,425)	1,235,970
Residential mortgage loans	173,879	27,659	(7,877)	(276)	193,385
Micro-business loans	1,372,099	588,821	(606,546)	(1,206)	1,353,168
Consumer loans	1,288,528	1,201,176	(853,844)	(1,691)	1,634,169
Total	4,032,219	2,063,209	(1,612,138)	(66,598)	4,416,692

(*)	The movement in the allowance for loan losses for 2017 included the allowance for direct and indirect loans for approximately S/4,500.5 million y S/442.5 million, respectively (approximately S/4,207.1 million and S/209.6 million, respectively, for 2016). The allowance for indirect loan losses was included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017 and 2016 was established in accordance with IAS 39 and was sufficient to cover incurred losses on the loan portfolio.

Disclosure of detailed information about direct gross loan on maturity basis [text block]
f)	The following table p resents the gross direct loan portfolio at December 31, 2018 and 2017 by maturity based on the remaining period to the payment due date:

	2018	2017
	S/(000)	S/(000)
Outstanding loans -
Up to 1 year	49,219,931	38,052,430
From 1 to 3 years	25,763,021	20,167,475
From 3 to 5 years	10,300,621	12,082,996
More than 5 years	21,557,430	26,441,099
	106,841,003	96,744,000
Internal overdue loans -
Overdue 90 days	635,893	639,329
Over 90 days	2,483,728	2,381,585
	3,119,621	3,020,914

Total	109,960,624	99,764,914